Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Schedule of Property, Plant and Equipment
a)	Property, plant and equipment as of December 31, 2020 and 2019 are broken down as follows.

		Remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2020	Balance	depreciation	31, 2020
			MCh$	MCh$	MCh$	MCh$
Land and buildings	19	14	50,222	76,818	(36,658)	40,160
Equipment	3	1	27,551	85,404	(57,754)	27,650
Others	3	2	17,307	35,664	(22,859)	12,805
Furniture			8,879	21,203	(14,217)	6,986
Others			8,428	14,461	(8,642)	5,819
Totals			95,080	197,886	(117,271)	80,615

		Remaining	Net assets as			Net assets
	Useful life	depreciation	of January	Gross	Accumulated	as of December
	years	years	1, 2019	Balance	depreciation	31, 2019
			MCh$	MCh$	MCh$	MCh$
Land and buildings	19	14	43,065	89,290	(39,068)	50,222
Equipment	3	1	32,607	81,423	(53,872)	27,551
Others	3	2	19,892	47,748	(30,441)	17,307
Furniture			9,373	27,088	(18,209)	8,879
Others			10,519	20,660	(12,232)	8,428
Totals			95,564	218,461	(123,381)	95,080

Schedule of Movement of Property, Plant and Equipment
a)	Movements on gross balances as of December 31, 2020 and 2019, are as follows:

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	89,290	81,423	47,748	218,461
Additions	5,203	9,964	1,803	16,970
Sales and/or disposals for the year	(381)	(1,855)	(1,974)	(4,210)
Impairment (1)(2)	(20,981)	(578)	(9,862)	(31,421)
Reclassification from assets held for sale (3)	5,622	—	—	5,622
Exchange differences	(1,935)	(3,550)	(1,173)	(6,658)
Others	—	—	(878)	(878)
Ending balances as of December 31, 2020	76,818	85,404	35,664	197,886

(1)	Corresponds to ATM equipment impairment loss of Ch$24 million(Ch$53 million million on the gross value of the asset and Ch$29 million on accumulated depreciation)
(2)

Impairment on property, plant and equipment was recorded as a result of the restructuring plan implemented and controlled by Management in Chile. This plan aims to capture efficiencies from the closure of branches and by the offering our clients digital solutions for their financial needs. As a result, impairment losses for an amount of Ch$867 million have been recorded on land and buildings, equipment and other assets (Ch$11,005 million on the gross value of the asset and Ch$10,138 million on accumulated depreciation). Also includes impairment recorded on improvements in leased properties for an amount of Ch$9,403million (Ch$20,363 million on the gross value of the asset of and Ch$10,960 million in accumulated depreciation)

(3)	Assets classified as available for sale that came out of the sales plan in Colombia and are reclassified back to fixed assets. See note 17.
(4)

Note 14 - Property, plant and equipment, continued

	Land and buildings	Equipment	Other	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	65,843	80,383	50,248	196,474
Additions	9,449	8,503	2,488	20,440
Sales and/or disposals for the year	(3,592)	(4,493)	(4,014)	(12,099)
Reclassification from assets held for sale (*)	9,863	—	—	9,863
Exchange differences	507	2,514	969	3,990
Others	7,220	(5,484)	(1,943)	(207)
Ending balances as of December 31, 2019	89,290	81,423	47,748	218,461

(1)

Corresponds to buildings owned by Itaú Corpbanca Colombia S.A. held for sale, as approved by the Board of Directors of said company. See detail in Note 17 - Other assets and non-current assets held for sale.

Schedule of Movements of Accumulated Depreciation of Property, Plant and Equipment
(1)
a)	Movements of accumulated depreciation of property, plant and equipment for years ended December 31, 2020 and 2019, are as follows:

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	(39,068)	(53,872)	(30,441)	(123,381)
Depreciation for the year	(8,279)	(8,967)	(4,580)	(21,826)
Sales and/or disposals for the year	287	1,855	1,893	4,035
Reclasification from asset held for sale (1)	(1,634)	—	—	(1,634)
Impairment (2)(3)	11,211	526	9,390	21,127
Exchange differences	825	2,704	879	4,408
Ending balances as of December 31, 2020	(36,658)	(57,754)	(22,859)	(117,271)

(1)

Corresponds to properties reincorporated to land and buildings that were previously classified as held for the sale of Itaú Corpbanca Colombia S.A. See Note 17 - Other assets and non-current assets held for sale.

(2)	Corresponds to Impaired ATM equipment with a gross value of MCh$53 and MCh$29 on accumulated depreciation, generating a net loss of MCh$24.
(3)

Impairment on fixed assets due to the restructuring plan in Chile had an effect on the gross value of the asset of MCh$11,005 and MCh$10,138 on accumulated depreciation, generating a loss of MCh$867. Also includes impairment recognized on improvements in leased properties due to the restructuring plan, with an effect on the gross value of the asset of MCh$20,363 and MCh$10,960 in accumulated depreciation, generating a loss of MCh$9,403.

	Land and buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	(22,778)	(47,776)	(30,356)	(100,910)
Depreciation for the year	(7,814)	(9,026)	(4,329)	(21,169)
Sales and/or disposals for the year	2,884	3,622	2,079	8,585
Reclasification from asset held for sale (1)	(6,829)	—	—	(6,829)
Impairment	(241)	(11)	(476)	(728)
Exchange differences	(79)	(2,110)	(705)	(2,894)
Others	(4,211)	1,429	3,346	564
Ending balances as of December 31, 2019	(39,068)	(53,872)	(30,441)	(123,381)

(1)

Corresponds to properties reincorporated to land and buildings that were previously classified as held for the sale of Itaú Corpbanca Colombia S.A. See Note 17 - Other assets and non-current assets held for sale.